BlackRock Capital Appreciation Portfolio
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.3%
Aerospace & Defense — 0.7%
TransDigm Group, Inc.
(a)
............... 3,026 $ 1,779,046
Capital Markets — 3.8%
Morgan Stanley ..................... 30,317 2,354,418
S&P Global, Inc. .................... 19,794 6,984,709
9,339,127
Chemicals — 2.1%
International Flavors & Fragrances, Inc. ..... 8,824 1,231,919
Linde plc ......................... 2,078 582,131
Sherwin-Williams Co. (The) ............. 4,350 3,210,343
5,024,393
Containers & Packaging — 0.6%
Ball Corp. ......................... 17,813 1,509,474
Entertainment — 3.0%
Netflix, Inc.
(a)
....................... 13,855 7,227,599
Equity Real Estate Investment Trusts (REITs) — 0.9%
SBA Communications Corp. ............ 7,936 2,202,637
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories .................. 19,987 2,395,242
Boston Scientific Corp.
(a)
............... 105,406 4,073,942
Danaher Corp. ..................... 7,720 1,737,617
Intuitive Surgical, Inc.
(a)
................ 2,237 1,653,009
9,859,810
Health Care Providers & Services — 3.2%
Humana, Inc. ...................... 8,389 3,517,088
UnitedHealth Group, Inc. ............... 11,715 4,358,800
7,875,888
Hotels, Restaurants & Leisure — 0.5%
Domino's Pizza, Inc.
(b)
................. 3,562 1,310,068
Industrial Conglomerates — 1.6%
Roper Technologies, Inc. ............... 9,631 3,884,568
Interactive Media & Services — 11.3%
Alphabet, Inc., Class A
(a)
............... 4,968 10,246,599
Facebook, Inc., Class A
(a)
.............. 28,615 8,427,976
Snap, Inc., Class A
(a)
................. 112,275 5,870,860
Tencent Holdings Ltd. ................. 35,900 2,865,091
27,410,526
Internet & Direct Marketing Retail — 11.3%
(a)
Amazon.com, Inc. ................... 7,014 21,701,877
MercadoLibre , Inc. ................... 3,933 5,789,927
27,491,804
IT Services — 12.8%
Fidelity National Information Services, Inc. ... 18,289 2,571,616
Mastercard , Inc., Class A ............... 26,549 9,452,771
PayPal Holdings, Inc.
(a)
................ 14,830 3,601,317
Shopify, Inc., Class A
(a)
................ 2,263 2,504,010
Visa, Inc., Class A ................... 47,476 10,052,094
Wix.com Ltd.
(a)
...................... 10,037 2,802,531
30,984,339
Life Sciences Tools & Services — 0.6%
Lonza Group AG (Registered)
(a)
.......... 2,661 1,488,296
Security
Shares
Shares Value
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.
(a)
.............. 44,495 $ 1,465,220
Multiline Retail — 1.3%
Dollar Tree, Inc.
(a)
.................... 26,966 3,086,528
Pharmaceuticals — 2.3%
AstraZeneca plc, ADR
(b)
............... 41,829 2,079,738
Zoetis, Inc. ........................ 22,519 3,546,292
5,626,030
Professional Services — 3.0%
CoStar Group, Inc.
(a)
.................. 5,459 4,486,698
TransUnion ........................ 30,734 2,766,060
7,252,758
Road & Rail — 0.8%
Union Pacific Corp. .................. 8,275 1,823,893
Semiconductors & Semiconductor Equipment — 8.7%
Analog Devices, Inc. .................. 36,764 5,701,361
ASML Holding NV (Registered), NYRS
(b)
.... 12,707 7,844,794
Marvell Technology Group Ltd. ........... 98,664 4,832,563
NVIDIA Corp. ...................... 5,355 2,859,195
21,237,913
Software — 17.7%
Adobe, Inc.
(a)
....................... 11,064 5,259,494
Autodesk, Inc.
(a)
..................... 12,270 3,400,630
Intuit, Inc. ......................... 15,544 5,954,285
Microsoft Corp. ..................... 81,502 19,215,726
RingCentral, Inc., Class A
(a)
............. 7,990 2,380,061
ServiceNow , Inc.
(a)
................... 13,472 6,737,482
42,947,678
Specialty Retail — 2.5%
Lowe's Cos., Inc. .................... 17,058 3,244,090
TJX Cos., Inc. (The) .................. 41,617 2,752,965
5,997,055
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ........................ 63,167 7,715,849
Textiles, Apparel & Luxury Goods — 2.7%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,098 2,069,314
NIKE, Inc., Class B .................. 34,361 4,566,233
6,635,547
Total Common Stocks — 99.3%
(Cost: $138,676,198) .............................. 241,176,046
Preferred Stocks — 0.6%
Media — 0.6%
Bytedance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,164,993)
(c)(d)
................ 10,632 1,397,868
Total Preferred Stocks — 0.6%
(Cost: $1,164,993) ............................... 1,397,868
Total Long-Term Investments — 99.9%
(Cost: $139,841,191) .............................. 242,573,914

BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 4.6%
(e)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 655,974 $ 655,974
SL Liquidity Series, LLC, Money Market Series,
0.16%
(f)
........................ 10,614,548 10,617,732
Security
Shares
Shares Value
Total Short-Term Securities — 4.6%
(Cost: $11,273,706) ............................... $ 11,273,706
Total Investments — 104.5%
(Cost: $151,114,897 ) .............................. 253,847,620
Liabilities in Excess of Other Assets — (4.5)% ............. (10,886,004)
Net Assets — 100.0% ............................... $ 242,961,616
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,397,868, representing 0.58% of its net assets as of period end, and an original cost of $1,164,993.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,153,780 $ — $ (497,806) $ — $ — $ 655,974 655,974 $ 60 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,996,750 5,621,408 — (426) — 10,617,732 10,614,548 8,775
(b)
—
$ (426) $ — $ 11,273,706 $ 8,835 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Va lue Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 1,779,046 $ — $ — $ 1,779,046
Capital Markets ........................................ 9,339,127 — — 9,339,127
Chemicals ............................................ 5,024,393 — — 5,024,393
Containers & Packaging .................................. 1,509,474 — — 1,509,474
Entertainment ......................................... 7,227,599 — — 7,227,599
Equity Real Estate Investment Trusts (REITs) .................... 2,202,637 — — 2,202,637
Health Care Equipment & Supplies ........................... 9,859,810 — — 9,859,810
Health Care Providers & Services ............................ 7,875,888 — — 7,875,888
Hotels, Restaurants & Leisure .............................. 1,310,068 — — 1,310,068
Industrial Conglomerates .................................. 3,884,568 — — 3,884,568
Interactive Media & Services ............................... 24,545,435 2,865,091 — 27,410,526
Internet & Direct Marketing Retail ............................ 27,491,804 — — 27,491,804
IT Services ........................................... 30,984,339 — — 30,984,339
Life Sciences Tools & Services .............................. — 1,488,296 — 1,488,296
Metals & Mining ........................................ 1,465,220 — — 1,465,220
Multiline Retail ......................................... 3,086,528 — — 3,086,528
Pharmaceuticals ....................................... 5,626,030 — — 5,626,030
Professional Services .................................... 7,252,758 — — 7,252,758
Road & Rail ........................................... 1,823,893 — — 1,823,893
Semiconductors & Semiconductor Equipment .................... 21,237,913 — — 21,237,913
Software ............................................. 42,947,678 — — 42,947,678
Specialty Retail ........................................ 5,997,055 — — 5,997,055
Technology Hardware, Storage & Peripherals .................... 7,715,849 — — 7,715,849
Textiles, Apparel & Luxury Goods ............................ 4,566,233 2,069,314 — 6,635,547
Preferred Stocks ......................................... — — 1,397,868 1,397,868

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 655,974 $ — $ — $ 655,974
Subtotal ....................................................
$ 235,409,319 $ 6,422,701 $ 1,397,868 $ 243,229,888
Investments Valued at NAV
(a)
...................................... 10,617,732
$ —
Total Investments .............................................. $ 253,847,620
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.